Property, Plant and Equipment - Narrative (Details) - CAD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jun. 08, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		$ 32,000	$ 60,200
Depreciation expense recognized in cost of goods sold		14,500	34,500
Property, plant and equipment		322,969	233,465	$ 606,093
Transfer (to) from Property, Plant, and Equipment		(34,404)	68,707
Impairment of property, plant and equipment		$ 20,324	259,115
Bevo Agtech
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest		50.10%
Canadian Cannabis Operating Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		$ 1,800	60,700
Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		3 years
Production & other equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		2 years
Production & other equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		10 years
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years
Buildings & Improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		10 years
Buildings & Improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		30 years
Manufacturing Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			154,500
Canadian Manufacturing Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			21,100
Aurora Sun Facility
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			34,400
Transfer (to) from Property, Plant, and Equipment			29,100
Impairment of property, plant and equipment			5,300
Certain Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			7,400
Certain Facilities | Canadian Cannabis Operating Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			6,800
Certain Facilities | International Canadian Cannabis segment CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			$ 600
Certain Facilities | European Cannabis CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		$ 4,300
FVLCD		6,500
Aurora Nordic Facility
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		2,900
Aurora Nordic Facility, ROU Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		1,000
Netherlands Research And Development Facility
Disclosure of detailed information about property, plant and equipment [line items]
FVLCD		$ 2,300
Netherlands Research And Development Facility | Other disposals of assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	$ 2,500
Individually Immaterial Assets | Other disposals of assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	$ 2,500